[LETTERHEAD OF THACHER PROFFITT & WOOD LLP]




                                                              February 28, 2006

BY EDGAR

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention: Filing Desk

      Citigroup Mortgage Loan Trust Inc.
      Registration Statement on Form S-3 relating to Mortgage Pass-Through CERTIFICATES AND MORTGAGE-BACKED NOTES

Ladies and Gentlemen:

         On behalf of Citigroup Mortgage Loan Trust Inc.(the "Registrant"), we have caused to be filed with you electronically under EDGAR, the captioned registration statement on Form S-3/A. In addition, we have been advised that payment of the filing fee, in the amount of $107.00 was previously paid to you.

         The objective of the above-captioned Registration Statement is to respond to the SEC Comment Letter to Citigroup Mortgage Loan Trust, Inc. dated February 13, 2006. These comments and our corresponding responses may be found below. Additionally, we have added Exchangeable Securities to the Base Prospectus. Please do not hesitate to contact us with any questions you may have.

REGISTRATION STATEMENT ON FORM S-3

GENERAL

         1. Please confirm that the depositor or any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor has been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class. Please refer to General Instruction I.A.4. of Form S-3. Also, please provide us with the CIK codes for any affiliate of the depositor that has offered a class of asset-backed securities involving the same asset class as this offering.

         WE CONFIRM THAT THE DEPOSITOR HAS BEEN CURRENT AND TIMELY WITH EXCHANGE ACT REPORTING DURING THE PAST TWELVE MONTHS.

         2. Please confirm that all material terms to be included in the finalized agreements will also be disclosed in the final Rule 424(b) prospectus, or that finalized agreements will be filed simultaneously with or prior to the final prospectus. Refer to Item 1100(f) of Regulation AB.

         WE CONFIRM THAT ALL MATERIAL TERMS OF THE OPERATIVE AGREEMENTS FOR A TAKEDOWN WILL BE DISCLOSED IN THE FINAL RULE 424(B) PROSPECTUS SUPPLEMENT AND FINAL VERSIONS OF SUCH OPERATIVE AGREEMENTS WILL BE FILED AS SOON AS PRACTICABLE FOLLOWING THE CLOSING DATE.

         3. Please also confirm that you will file unqualified legal and tax opinions at the time of each takedown.

         WE CONFIRM THAT WE WILL FILE UNQUALIFIED LEGAL AND TAX OPINIONS AT THE TIME OF EACH TAKEDOWN.

         4. Please note that a takedown off of a shelf that involves assets, structural features, credit enhancement or other features that were not described in the base prospectus will usually require either a new registration statement, if to include additional assets, or a post-effective amendment. Refer to Rule 409 of the Securities Act, which requires that the registration statement be complete at the time of effectiveness, except for information that is not known or reasonably available. Please confirm for us that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown.

         WE CONFIRM THAT THE BASE PROSPECTUS INCLUDES ALL ASSETS, CREDIT ENHANCEMENTS AND OTHER STRUCTURAL FEATURES REASONABLY CONTEMPLATED TO BE INCLUDED IN AN ACTUAL TAKEDOWN.

         5. We note that the registration statement consists of three forms of prospectus supplement. However, it is not clear why you filed only two forms of prospectus supplement. Please file the third form of prospectus supplement with your amended registration statement.

         WE RECOGNIZE THAT THE REGISTRATION STATEMENT CONTEMPLATED THREE FORMS OF PROSPECTUS SUPPLEMENTS. THE THIRD FORM IS DESIGNED TO INCLUDE CREDIT ENHANCEMENT PROVIDED BY A FINANCIAL GUARANTY INSURANCE POLICY. WE HAVE REVISED PROSPECTUS SUPPLEMENT 1 TO INCLUDE THE LANGUAGE NECESSARY FOR SUCH AN INSURANCE POLICY. WE HAVE REVISED THE REGISTRATION STATEMENT ACCORDINGLY AND WILL ONLY BE PROVIDING TWO FORMS OF PROSPECTUS SUPPLEMENT.

         6. We suggest explicitly incorporating the appendices into the text to remove any misunderstanding that they are not part of the prospectus or supplement.

         PLEASE REFER TO THE UPDATED DISCLOSURE ON PAGE S-4 OF THE PROSPECTUS SUPPLEMENT.

PROSPECTUS SUPPLEMENT 1

COVER PAGE

         7. Please specifically identify "Citigroup Mortgage Loan Trust Inc. Asset-Backed Pass-Through Certificates, Series 200_-_" as the issuing entity. Also, please refer to the trust as the issuing entity on the cover page.

         PLEASE SEE THE REVISIONS MADE TO THE COVER PAGE WHERE WE HAVE NOW IDENTIFIED THE TRUST AS THE ISSUING ENTITY.

         8. Please also identify the distribution frequency and first expected distribution date for the certificates. Refer to Item 1102(g) of Regulation AB.

         PLEASE SEE THE REVISED LANGUAGE THAT HAS BEEN ADDED TO THE COVER PAGE.

SUMMARY OF PROSPECTUS SUPPLEMENT, PAGE S-4

         9. In addition, we encourage you to provide a graphical illustration of the flow of funds, payment priorities and allocations, including any subordination features, to assist investors in understanding the payment flow on all classes of issued securities. Refer to Item 103(a)(3)(vi) of Regulation AB.

         WE DO NOT BELIEVE THAT A GRAPHICAL ILLUSTRATION OR FLOW CHART WOULD MATERIALLY AID AN INVESTOR'S UNDERSTANDING OF THE FLOW OF FUNDS BECAUSE THE PROSPECTUS SUPPLEMENT PROVIDES INVESTORS WITH A DETAILED DESCRIPTION OF HOW PAYMENTS ON THE MORTGAGE LOANS ARE DISTRIBUTED TO THE CERTIFICATES. ADDITIONALLY, WE DO NOT BELIEVE THAT THE ABSENCE OF A GRAPHICAL ILLUSTRATION OR FLOW CHART BE MISLEADING OR A MATERIAL OMISSION FROM THE PROSPECTUS SUPPLEMENT.

RISK FACTORS, PAGE S-12

         10. We note your risk factor on page S-16. Please revise your risk factor to ensure that it accurately reflects the language under Item 1102(d) of Regulation AB. In this regard, please clarify that the securities represent the obligations of the issuing entity.

         PLEASE REFER TO THE UPDATED DISCLOSURE ON PAGE S-17.

GENERAL DESCRIPTION OF THE MORTGAGE LOANS, PAGE S-24

         11. Please disclose the Freddie Mac criteria used to purchase the mortgage loans. Also, please disclose the criteria established by the seller, depositor, underwriters and the rating agencies. Refer to Item 1111(a)(3) of Regulation AB.

         THE MORTGAGE LOANS MAY BE BROKEN INTO LOAN GROUPS BASED UPON FREDDIE MAC OR FANNIE MAE LOAN LIMITS (I.E. WHETHER THE BALANCE OF THE LOAN AT ORIGINATION WAS WITHIN THE LIMIT REQUIRED BY FREDDIE MAC OR FANNIE MAE) AND FREDDIE MAC OR FANNIE MAE WOULD INVEST IN THE CLASSES OF CERTIFICATES BACKED BY THE CONFORMING BALANCE MORTGAGE LOANS. PLEASE REFER TO THE REVISED DISCLOSURE ON PAGE S-25.

MORTGAGE LOAN STATISTICS FOR ALL MORTGAGE LOANS, PAGE S-26

         12. Please include the form of tabular format you plan to use for the pool characteristics in Annex II in your next amendment.

         PLEASE REFER TO THE UPDATED DISCLOSURE IN ANNEX II.

         13. We note on page S-13 and S-22 that a percentage of the mortgage loans will be 30-59 days delinquent. Please disclose here or in Annex II the delinquency information for the asset pool. Refer to Items 1111(c) and 1100(b) of Regulation AB.

         PLEASE REFER TO THE UPDATED DISCLOSURE ON PAGE S-23.

         14. In this regard, please tell us how you will meet the delinquent asset limitation requirement under General Instruction I.B.5.(a)(ii) of Form S-3.

         PLEASE REFER TO THE REVISED DISCLOSURE PROVIDED IN ACCORDANCE WITH NUMBER 14 ABOVE. ADDITIONALLY, IN ORDER TO COMPLY WITH GENERAL INSTRUCTION I.B.5., WE CONFIRM THAT IN NO EVENT WILL THE DELINQUENT MORTGAGE LOANS CONSTITUTE MORE THAN 20% OF THE AGGREGATE PRINCIPAL BALANCE OF THE MORTGAGE LOANS AS OF THE RELATED CUT-OFF DATE.

THE INDEX, PAGE S-29

         15. Please confirm to us that in no eventuality will you use an "index" which is not an index of interest rates for debt, e.g. a commodities or stock index.

         WE CONFIRM THAT WE WILL NOT USE AN INDEX WHICH IS NOT AN INDEX OF INTEREST RATES FOR DEBT SUCH AS A COMMODITIES OR STOCK INDEX.

CREDIT ENHANCEMENT, PAGE S-54

         16. For contemplated credit enhancements, please add bracketed language in the prospectus supplement to clarify that you will provide the financial information as outlined in Items 1114(b)(1) and (2) of Regulation AB if the aggregate significance percentage is 10% or more.

         PLEASE REFER TO THE UPDATED DISCLOSURE ON PAGES S-58.

CAP CONTRACT PAGE S-57

         17. Please add bracketed language to provide the information that is required by Item 1115(a)(4) of Regulation AB.

         PLEASE REFER TO THE UPDATED DISCLOSURE ON PAGE S-58.

         18. Please provide the form of disclosure that you plan to provide if the significant percentage of the cap contract is 10% or more, to the extent practicable, through bracketed language. Refer to Items 1115(b)(l) and (2) of Regulation AB.

         PLEASE REFER TO THE UPDATED DISCLOSURE ON PAGE 58.

REPORTS TO CERTIFICATEHOLDERS, PAGE S-59

         19. We note your statement that the primary source of information to investors concerning the Class A and Mezzanine Certificates will be the monthly reports filed on the Trustee's internet website. Please revise to clarify whether these monthly reports will also be filed on Form l0-D.

         PLEASE REFER TO THE UPDATED DISCLOSURE ON PAGES S-60 AND S-61.

         20. In this regard, please revise to clarify the types of reports that will be filed on Forms 10-K and 8-K. Refer to Item 11118(b)(l) of Regulation AB.

         PLEASE REFER TO THE UPDATED DISCLOSURE ON PAGE S-60 AND S-61.

PROSPECTUS SUPPLEMENT 2

COVER PAGE

         21. We note you refer to Citigroup Mortgage Loan Trust [_____] as the issuer. Please revise here and throughout the prospectus supplement to refer to this entity as the "issuing entity" instead. Refer to Items 1101(f) and 1102(a) of Regulation AB. Refer also to Securities Act Rule 191 for the definition of issuer as well as Section III. A.3.d. of the SEC Release No. 33-85 18.

         PLEASE REFER TO THE UPDATED DISCLOSURE ON THE COVER PAGE AND NOTE THAT THE REFERENCE TO ISSUER HAS BEEN CHANGED TO ISSUING ENTITY THROUGHOUT THE DOCUMENT.

SUMMARY, PAGE S-1

OPTIONAL REDEMPTION; AUCTION SALE, PAGE S-6

         22. We remind you that any security which can be called with 25% or more of the underlying principal outstanding must be titled "Callable." Please confirm that you will abide by this and revise your disclosure, as appropriate.

         IT IS ANTICIPATED THAT AN OPTIONAL REDEMPTION WILL ONLY OCCUR WHEN THE BALANCE OF THE MORTGAGE LOANS IS 10% OR LESS. AN OPTIONAL REDEMPTION WILL THEREFORE NOT RESULT IN ANY CLASS BEING "CALLABLE."

STATIC POOL INFORMATION, PAGE S-31

         23. We note that you have not identified the web site address for the static pool information. Please disclose when you expect the website will be operable.

         PLEASE REFER TO THE UPDATED DISCLOSURE ON PAGE S-31.

FEES AND EXPENSES OF THE TRUST, PAGE S-39

         24. Please add disclosure regarding the fees to be paid to the owner trustee.

         PLEASE REFER TO THE UPDATED DISCLOSURE ON PAGE S-40.

THE OWNER TRUSTEE, PAGE S-49

         25. Please disclose the prior experience of the Wilmington Trust Company in serving asset-backed securities transactions involving similar pool assets. Refer to Item 1109(b) of Regulation AB.

         IT IS NOT ANTICIPATED THAT WILMINGTON TRUST COMPANY WILL NOT ALWAYS BE THE OWNER TRUSTEE FOR A DEBT TRANSACTION. AS SUCH, PLEASE REFER TO THE UPDATED DISCLOSURE ON PAGES S-49 AND S-50

BASE PROSPECTUS

PRIVATE MORTGAGE-BACKED SECURITIES, PAGE 36

         26. Refer to the first paragraph. We note you contemplate including mortgage-backed securities that would not meet the requirements under Securities Act Rule 190(a)(1) and (2). Please revise to disclose how you intend to meet your registration, disclosure and prospectus delivery obligations under Rule 190(b). Also, please clarify the "securities" that you are referring to in the last sentence.

         PLEASE REFER TO THE UPDATED DISCLOSURE ON PAGES 36 AND 161.

PRE-FUNDING ACCOUNT PAGE 62

         27. We note you contemplate including a pre-funding account. Please add bracketed language in the prospectus supplement and provide the disclosure required under Item 1103(a)(5).

         PLEASE REFER TO THE UPDATED DISCLOSURE ON PAGE S-30 OF PROSPECTUS SUPPLEMENT 1.

EVIDENCE AS TO COMPLIANCE, PAGE 70

         28. Please revise the first paragraph to accurately reflect the transaction parties providing the reports on assessment of compliance and attestation reports. Refer to Exchange Act Rule 15d-18.

         PLEASE REFER TO THE UPDATED DISCLOSURE ON PAGE 70.

DESCRIPTION OF CREDIT SUPPORT, PAGE 79

         29. We note your reference to another method of credit support described in the related prospectus supplement. We view this as a catch-all phrase. Please delete this statement and disclose all possible credit support that you reasonably contemplate including in an offering of mortgage-backed securities.

         PLEASE REFER TO THE UPDATED DISCLOSURE ON PAGE 82.

CASH FLOW AGREEMENTS, PAGE 87

         30. Please note that a guarantee on the payments of the mortgage-backed securities would be viewed as a separate security. Please concurrently register any guarantees on this registration statement.

         PLEASE REFER TO THE UPDATED DISCLOSURE ON PAGE 90.

         31. Please delete the phrase "on the value of one or more classes of securities." Derivative instruments should be limited to agreements related to interest rate and currency. Also, please tell us the purpose of the last sentence.

         WE HAVE LEFT THE LANGUAGE "ON THE VALUE OF ONE OR MORE CLASSES OF SECURITIES" IN THIS SECTION BECAUSE WE BELIEVE THAT A DERIVATIVE INCLUDED IN THE TRANSACTION CAN, AND SHOULD, REDUCE INTEREST RATE FLUCTUATIONS ON A PARTICULAR CLASS OR CLASSES OF SECURITIES. THE PURPOSE OF THE LAST SENTENCE IS TO DISCLOSE THAT ANY DERIVATIVE INCLUDED IN A TRANSACTION WILL HAVE A NOTIONAL AMOUNT BASED OFF OF THE BALANCE OF THE ASSETS INCLUDED IN THE TRUST FUND AND THEREFORE, RELATE TO THE ASSETS INCLUDED IN THE TRUST FUND.

AVAILABLE INFORMATION, PAGE 159

         32. We note you refer investors to information on Freddie Mac and Fannie Mae certificates. However, disclosure on all assets underlying the mortgage-backed securities registered on this registration statement must be provided in this prospectus or meet the requirements for third party information under Item 1100(c) of Regulation AB. Please delete all references to additional information provided by Freddie Mac and Fannie Mae.

         PLEASE REFER TO THE UPDATED DISCLOSURE ON PAGES 162 AND 163.

EXHIBITS

         33. We note that you incorporate by reference exhibits filed with a prior registration statement (333-127834). However, we cannot locate any exhibits filed with this registration statement. Please advise.

         PLEASE SEE THE REVISED REFERENCE TO (333-107958) IN PART II.

         34. If available, please provide us with a copy of the pooling and servicing agreement for the single class of certificates, marked to show changes from the prior pooling and servicing agreement, including any changes you made to comply with Regulation AB.

         PLEASE NOTE THAT THE REFERENCE TO A SECOND FORM OF POOLING AND SERVICING AGREEMENT IN PART II WAS AN ERROR. THE SECOND FORM OF POOLING AND SERVICING AGREEMENT PROVIDED FOR A TRANSACTION THAT INCLUDED A FINANCIAL GUARANTY INSURANCE POLICY. THIS FORM OF POOLING AND SERVICING AGREEMENT WOULD BE IDENTICAL TO THE FIRM FORM, BUT WOULD INCLUDE CERTAIN RIGHTS OF A FINANCIAL GUARANTY INSURANCE PROVIDER.

POOLING AND SERVICING AGREEMENT

         35. Please refile the pooling and servicing agreement to include the exhibits to the agreement.

         WE HAVE REFILLED THE POOLING AND SERVICING AGREEMENT AND INCLUDED THE EXHIBITS THERETO.

         36. Refer to Section 3.26(b). Refer also to Section 4.07(a). Please revise to clarify that the Depositor will sign the Form 8-K. Refer to General Instruction G to Form 8-K.

         PLEASE REFER TO THE UPDATED DISCLOSURE ON PAGES 97 THROUGH 102.

SERVICING AGREEMENT

         37. Refer to Exhibit C-1. Please revise the language of the Form of Sarbanes-Oxley Certification to conform to the language as set forth under Item 601(b)(3l)(ii) of Regulation S-K.

         PLEASE REFER TO THE UPDATED DISCLOSURE ON PAGE C-1-1.

UNDERTAKINGS

         38. Please revise to include new undertakings required under the revised Items 512(a)(1) and 512(a)(5) of Regulation S-K.

         PLEASE REFER TO THE REVISED UNDERTAKINGS INCLUDED ON PAGES 4 THROUGH 8 OF PART II.


         If you require any additional information, please call the undersigned at 212.912.7550.


                                                      Very truly yours,



                                                      /s/ MARK A. RUSSO
                                                      --------------------------
                                                      Mark A. Russo